Employees' Savings Plan (Notes)	12 Months Ended
Jun. 30, 2014
Compensation and Retirement Disclosure [Abstract]
Employees' Savings Plan
Employees’ Savings Plans
Defined contribution plans
We maintain certain government mandated and defined contribution plans throughout the world. The most significant is our defined contribution retirement plan in the U.S. (the “Plan”) that complies with Section 401(k) of the Internal Revenue Code. Substantially all employees in the U.S. are eligible to participate in the Plan. Under the provisions of the Plan, employees may voluntarily contribute up to 80% of eligible compensation, subject to IRS limitations. We match 50% of each participant’s voluntary contributions, subject to a maximum company contribution of 3% of the participant’s eligible compensation. Employee contributions are fully vested when contributed. Company matching contributions vest over 4 years.
We expensed $8,178, $7,158 and $5,301 for our government mandated and defined contribution plans in the years ended June 30, 2014, 2013 and 2012, respectively. Our expenses from these plans have increased during the year ended June 30, 2014 due to increased headcount, as well as the full year impact of our business acquisitions during the prior period.
Defined benefit plan
We currently have one defined benefit plan that covers substantially all of our employees in Switzerland. Our Swiss plan is a government-mandated retirement fund with benefits generally earned based on years of service and compensation during active employment; however, the level of benefits varies within the Plan. Eligibility is determined in accordance with local statutory requirements. Under this plan, both we and certain of our employees with annual earnings in excess of government determined amounts are required to make contributions into a fund managed by an independent investment fiduciary. Employer contributions must be in an amount at least equal to the employee’s contribution. Minimum employee contributions are based on the respective employee’s age, salary, and gender. As of June 30, 2014, the plan had an unfunded net pension obligation of approximately $3,338 and plan assets which totaled approximately $11,602. For the years ended June 30, 2014, 2013 and 2012 we recognized expense totaling $1,921, $1,417, and $1,030, respectively, related to our Swiss plan.